Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Fair value of options granted

	2021	2020
Dividend yield	—	—
Expected volatility	51.6%	40.3%
Expected life of option (years)	10	10
Risk-free interest rate	0.5%	1.4%
Fair value of each option on grant date	$6.84	$2.90

	2020	2019
Dividend yield	0	0
Expected volatility	40.3%	37.5%
Expected life of option (years)	10	5
Risk-free interest rate	1.4%	1.7%
Fair value of each option on grant date	$2.90	$2.53

Stock option activity

Stock option activity during the six months ended June 30, 2021 was as follows:

		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at January 1, 2021	17,500	$6.97
Granted	10,000	11.50
Exercised	(3,000)	9.23
Expired and forfeited	(1,000)	10.75
Outstanding at June 30, 2021	23,500	$8.45
Exercisable at June 30, 2021	5,165	$6.54

		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at January 1, 2020	19,250	$11.32
Granted	10,000	5.67
Exercised	—	—
Expired and forfeited	(11,750)	12.99
Outstanding at December 31, 2020	17,500	$6.97
Exercisable at December 31, 2020	5,332	$9.19

RSU activity

RSU activity during the six months ended June 30, 2021 is summarized as follows:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested shares at January 1, 2021	54,300	$6.11
Granted	36,550	11.01
Vested	(1,340)	11.30
Forfeited or surrendered	(2,400)	6.11
Unvested shares at June 30, 2021	87,110	8.09

Weighted
Average
	Number of	Grant Date
	Shares	Fair Value
Unvested shares at January 1, 2020	—	—
Granted	54,300	$6.11
Vested	—	—
Forfeited or surrendered	—	—
Unvested shares at December 31, 2020	54,300	6.11